Long-term investment, net (Details Narrative)								1 Months Ended						12 Months Ended
	Aug. 01, 2026 USD ($)	Aug. 01, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	May 10, 2024 shares	Jul. 23, 2023 USD ($) shares	Jul. 23, 2023 CNY (¥) shares	Aug. 05, 2022 shares	Aug. 31, 2026 USD ($)	Oct. 31, 2023	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($) Integer	Mar. 31, 2025 CNY (¥) Integer	Mar. 17, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 30, 2026	Dec. 17, 2024	Sep. 30, 2024 USD ($)	Aug. 05, 2021
Schedule of Equity Method Investments [Line Items]
Equity method investment, realized gain (loss) on disposal
Investment fair value			$ 8,225,637											8,225,637	$ 13,159,074
Investment book value																					$ 16,630,239
Net loss from discontinued operations															$ 4,602,415		$ 4,602,415	$ (462,886)
Shares issued to Wuxi Shareholders | shares				480,000
Description of director percentage in shareholding and there influence															According to the shareholders minute, the directors were elected by the shareholder meeting, and the Company has 35% voting right in the investee and has a significant influence over the operating and financial policies of Wuxi Talent.	According to the shareholders minute, the directors were elected by the shareholder meeting, and the Company has 35% voting right in the investee and has a significant influence over the operating and financial policies of Wuxi Talent.
Loss on investment
Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Price per share	$ 4,500,000
Disposed subsidiaries fair value	8,200,000	¥ 56,900,000
Restructuring costs and asset impairment charges	$ 5,300,000	¥ 37,500,000
Initial installment disposal description	The initial installment from the disposal of US$0.9 million (20%) has been paid in early August 2026, with the remainder payable per the contractual schedule.	The initial installment from the disposal of US$0.9 million (20%) has been paid in early August 2026, with the remainder payable per the contractual schedule.
Subsequent Event [Member] | Equity Transfer Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Price per share								$ 4,500,000
Medical Star [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage												20.00%	20.00%
Cash consideration												$ 281,889	¥ 2,000,000
Percentage of voting interest acquired			43.00%
Fujian Pingtan Ocean Fishery Group Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			3.00%							3.00%	3.00%			3.00%					3.00%	3.00%
Cash consideration										$ 13,096,934	¥ 94,012,410
Percentage of voting interest acquired										20.00%	20.00%
Equity method investment, realized gain (loss) on disposal															$ 3,471,165	¥ 24,916,714
Investment fair value
Loss on investment
Fujian Pingtan Ocean Fishery Group Co. Ltd [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	3.00%	3.00%
Wuxi Talent [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage																						60.00%
Cash consideration					$ 1,820,791	¥ 13,070,000
Percentage of voting interest acquired					35.00%	35.00%
Shares issued to Wuxi Shareholders | shares							791,667
Shares issued to Wuxi Shareholders returned | shares					791,667	791,667
Percentage of voting interest transferred									35.00%
Number of directors in board | Integer															3	3
Loss on investment															$ 11,073